Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2023	December 31, 2022

Leasehold improvements	$261	$261
Office equipment	164	114
Tools and plant equipment	2,398	2,354
Vehicles	70	70

Less—Accumulated depreciation	(500)	(358)
Property and equipment, net	$2,393	$2,441

	As of December 31,
	2022	2021

Leasehold improvements	$261	$130
Office equipment	114	64
Tools and plant equipment	2,354	830
Vehicles	70	59

Less—Accumulated depreciation	(358)	(103)
Property and equipment, net	$2,441	$980